Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	543,081,380.82	31,088
Yield Supplement Overcollateralization Amount 07/31/19	24,944,464.98	0
Receivables Balance 07/31/19	568,025,845.80	31,088
Principal Payments	23,766,761.51	981
Defaulted Receivables	793,054.65	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	23,458,087.35	0
Pool Balance at 08/31/19	520,007,942.29	30,067

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.34%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,643,990.05	230
Past Due 61-90 days	1,554,674.21	72
Past Due 91-120 days	292,842.20	15
Past Due 121+ days	0.00	0
Total	6,491,506.46	317

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	503,064.35
Aggregate Net Losses/(Gains) - August 2019	289,990.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	0.50%
Second Prior Net Losses Ratio	0.59%
Third Prior Net Losses Ratio	0.45%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	13,780,210.47
Actual Overcollateralization	13,780,210.47
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	46.58

Flow of Funds	$ Amount

Collections	25,741,644.54
Investment Earnings on Cash Accounts	7,576.50
Servicing Fee	(473,354.87)
Transfer to Collection Account	0.00
Available Funds	25,275,866.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,034,278.58
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	8,681,781.94
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,780,210.47
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,705,948.35

Total Distributions of Available Funds	25,275,866.17

Servicing Fee	473,354.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 08/15/19	528,689,724.23
Principal Paid	22,461,992.41
Note Balance @ 09/16/19	506,227,731.82

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2
Note Balance @ 08/15/19	75,009,724.23
Principal Paid	22,461,992.41
Note Balance @ 09/16/19	52,547,731.82
Note Factor @ 09/16/19	15.4552152%

Class A-3
Note Balance @ 08/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	340,000,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-4
Note Balance @ 08/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	83,100,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	30,580,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,107,925.41
Total Principal Paid	22,461,992.41
Total Paid	23,569,917.82

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	136,892.75
Principal Paid	22,461,992.41
Total Paid to A-2 Holders	22,598,885.16

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1060672
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.4243196
Total Distribution Amount	23.5303868

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4026257
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.0646836
Total A-2 Distribution Amount	66.4673093

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	386.51
Noteholders' Principal Distributable Amount	613.49

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	2,548,816.60
Investment Earnings	4,621.80
Investment Earnings Paid	(4,621.80)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60